As filed with the Securities and Exchange	Registration No. 333-01107*
Commission on February 15, 2008	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 46 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement.
It is proposed that this filing will become effective:
X	60 days after filing pursuant to paragraph (a)(1) of Rule 485

	on _______	pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Fixed and Variable Annuity
Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
033-88720; 033-75964 (which had included a combined prospectus for earlier Registration Statements:
033-75958, 033-75960, and 033-75994); 033-75986 (which had included a combined prospectus for earlier Registration Statements: 033-75970, 033-75954, and 033-75956); 033-75982 (which had included a combined prospectus for earlier Registration Statements: 033-75968, 033-75966, 033-75990, and the
individual deferred compensation contracts covered by Registration Statement No. 033-75992); and 033-
91846 (which had included a combined prospectus for earlier Registration Statement: 033-75976).

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2007 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 46 by reference to Registrant’s filings under Rule 497(c) as filed on May 2, 2007, and under Rule
497(e) as filed on May 9, 2007, July 18, 2007, August 20, 2007, September 18, 2007,
September 21, 2007, October 26, 2007, October 31, 2007 and February 15, 2008.

A supplement to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment No. 46.

ING Life Insurance and Annuity Company and its Variable Annuity Account C Multiple Sponsored Retirement Options

Supplement dated April XX, 2008 to the Contract Prospectus and Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus and SAI for future reference.

Effective April XX, 2008, or upon state approval, whichever is later, an additional guaranteed death benefit may be available under certain contracts. The charge for this guaranteed death benefit is included within the mortality and expense charge applicable under your contract, and is one of the factors we evaluate when determining the mortality and expense risk charge applicable to your group contract. See
“Fees -- Mortality and Expense Risk Charge” on page 24 of the Contract Prospectus.

A.	The following is added to the “Death Benefit” section on page 34 of the Contract Prospectus after the subsection “Death Benefit Calculation”:

Guaranteed Death Benefit. The guaranteed death benefit available for certain contracts provides that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. This guaranteed death benefit is available to you if your contract or certificate was issued with endorsement E- MMPRODB-08.

Calculating the Value of the Death Benefit. The death benefit under these contracts is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation (the date of the next close of the New York Stock Exchange) following our receipt of proof of death and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section on page 4 of the Contract Prospectus, where:

(a) is the adjusted purchase payment total, which is the sum of all purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see "Calculating Adjusted Purchase Payments," below); and

(b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See Appendix I - Guaranteed Accumulation Account on page 54 of your Contract Prospectus, and the Guaranteed Accumulation Account prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be credited to the ING VP Money Market Portfolio and deposited as of the next valuation after we receive proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section on page 4 of the Contract Prospectus.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the next valuation following our receipt of proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions:
Contacting the Company” section on page 4 of the Contract Prospectus.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the next valuation following our receipt of proof of death acceptable to us and a payment request in good order at the address listed in the “Contract Overview – Questions: Contacting the Company” section on page
4 of the Contract Prospectus.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in the
“Contract Overview – Questions: Contacting the Company” section on page 4 of the Contract
Prospectus. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

(a)	A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and

(b)	B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

B.	The following replaces Appendix VI - Condensed Financial Information:

[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

X.01107-07F	April 2008

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A*:
Condensed Financial Information
(2)		Included in Part B*:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2007, 2006 and 2005
		-	Consolidated Balance Sheets as of December 31, 2007 and 2006
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2007, 2006 and 2005
		-	Notes to Consolidated Financial Statements

* To be filed by amendment

(b) Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 33-75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.8)	Endorsement E-AFT-M(08/03) to Contract G-CDA(12/99) and Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on July 28,
2004.
(4.9)	Appendix A (Variable Provisions in Group Annuity Contract
G-CDA(12/99) and Certificate C-CDA(12/99) · Incorporated by reference to Post-
Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 14, 2004.
(4.10)	Statement of Variability to Contract G-CDA(12/99) and Certificate C-CDA(12/99) ·
Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.11)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.12)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.

(4.13)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.14)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.15)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.16)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.17)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.18)	Group Combination Annuity Certificate (Nonparticipating) (A027RV95) ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.19)	Variable Annuity Contract (G-CDA-IA(RP)) · Incorporated by reference to Post-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.
(4.20)	Variable Annuity Contract Certificate (GTCC-IA(RP)) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 4, 1999.
(4.21)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) · Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 12, 1996.
(4.22)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.23)	Variable Annuity Contract Certificate (GTCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75980), as filed on February 12, 1997.
(4.24)	Variable Annuity Contract Certificate (GDCC-HF) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.25)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on April 22, 1996.

(4.26)	Variable Annuity Contract Certificate (GTCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 4, 1999.
(4.27)	Variable Annuity Contract Certificate (GDCC-HD) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.28)	Variable Annuity Contract (GID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.29)	Variable Annuity Contract (GLID-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.30)	Variable Annuity Contract (GSD-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75982), as filed on February 20, 1997.
(4.31)	Variable Annuity Contract (G-CDA-HD(XC)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.32)	Variable Annuity Contract Certificate (GDCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.33)	Variable Annuity Contract Certificate (GDCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.34)	Variable Annuity Contract Certificate (GTCC-HD(XC)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.35)	Variable Annuity Contract Certificate (GTCC-HO) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.36)	Variable Annuity Contract Certificate (GTCC-96(ORP)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(4.37)	Variable Annuity Contract (G-CDA-96(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.
(4.38)	Variable Annuity Contract Certificate (GTCC-96(TORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.39)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.40)	Variable Annuity Contract Certificate (GTCC-IB(AORP)) · Incorporated by
reference to Post-Effective Amendment No. 19 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.41)	Variable Annuity Contract (GST-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.42)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.43)	Variable Annuity Contract (G-CDA-IB(ATORP)) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-91846), as filed on April 15, 1996.
(4.44)	Variable Annuity Contract (G-CDA-95(TORP)) and Contract Certificate
(GTCC-95(TORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.45)	Variable Annuity Contract (G-CDA-IB(AORP)) · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
033-91846), as filed on April 15, 1996.
(4.46)	Variable Annuity Contract (G-CDA-95(ORP)) and Contract Certificate
(GTCC-95(ORP)) · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15,
1996.
(4.47)	Variable Annuity Contract (G-CDA-96(TORP)) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
91846), as filed on August 6, 1996.
(4.48)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.49)	Variable Annuity Contract (GIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.50)	Variable Annuity Contract (GLIT-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(4.51)	Variable Annuity Contract (I-CDA-98(ORP)) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on July 29, 1997.
(4.52)	Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.

(4.53)	Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 21, 1996.
(4.54)	Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95 · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-
4 (File No. 033-91846), as filed on August 6, 1996.
(4.55)	Endorsement (GET-1 (9/96)) to Contracts A001RP95 and A020RV95 ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
(4.56)	Endorsement (E1OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.57)	Endorsement (E2OMNI97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.58)	Endorsement (E1FXPL97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 26, 1997.
(4.59)	Endorsement (E1FXPY97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.60)	Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.61)	Endorsement (EINRP97) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.62)	Endorsement (EINRV97) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.63)	Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.64)	Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95 · Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 7, 1998.
(4.65)	Endorsement (EINRV98) to Contract A020RV95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.
(4.66)	Endorsement (EINRP98) to Contract A001RP95 · Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75964), as filed on July 29, 1997.

(4.67)	Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-
4 (File No. 033-75986), as filed on April 12, 1996.
(4.68)	Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30,
1996.
(4.69)	Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-
CDA-IA(RP) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75986), as filed on April 11,
1997.
(4.70)	Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.71)	Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and
A020RV95 and Contract Certificates GTCC-IA(RP), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
(4.72)	Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract Certificate
GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on September
15, 1998.
(4.73)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO, and GST-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on July 29, 1997.
(4.74)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF · Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on Form
N-4 (File No. 033-75982), as filed on April 13, 1998.
(4.75)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO,
GID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as
filed on April 13, 1998.
(4.76)	Endorsement (E3KSDC96) to Variable Annuity Contract
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 033-88720), as filed on April 22,
1996.

(4.77)	Endorsement (EMETHO96) to Variable Annuity Contract
GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-88720), as filed on June 28,
1996.
(4.78)	Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on June 28, 1996.
(4.79)	Endorsement (E2ME96) to Variable Annuity Contract GLID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 033-88720), as filed on February 21, 1997.
(4.80)	Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-
CDA-95(ORP) and Contract Certificates GTCC-95(TORP) and GTCC-95(ORP) ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(4.81)	Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract
IA-CDA-IA · Incorporated by reference to Post Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30,
1996.
(4.82)	Endorsement (EIHDIASDO(97)) to Contracts I-CDA-HD and IA-CDA-IA ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on April 11, 1997.
(4.83)	Endorsement (EHOSDO(97)) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
GST-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 033-75964), as filed on April 11,
1997.
(4.84)	Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO,
GLIT-CDA-HO and GST-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on April 11, 1997.
(4.85)	Endorsement (EI403-GI-98) to Contracts IA-CDA-IA and I-CDA-HD ·
Incorporated by reference to Post-Effective Amendment No. 14 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.86)	Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO,
GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD,
I-CDA-HD(XC), G-CDA-IB(ATORP), G,CDA-IB(TORP),
G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and
Contract Certificates A007RC95, A027RV95, GTCC-IA(RP),
GTCC-IA(RPM/XC), GTCC-HF, GTCC-HD, GTCC-HD(XC), and
GDCC-HD(XC) · Incorporated by reference to Post-Effective Amendment No. 13 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.

(4.87)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November
14, 2001.
(4.88)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November
14, 2001.
(4.89)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.90)	Endorsement E-TRS-02 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on August 29, 2002.
(4.91)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.92)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(4.93)	Appendix A (Variable Provisions in Group Annuity Contract
G-CDA-01(NY)) and Certificate C-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.94)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.95)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.

(4.96)	Endorsement (E-MMGDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 45 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2007.
(4.97)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10,
2002.
(4.98)	Endorsements ENMCHG(05/02) and ENMCHGI(05/02) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.99)	Endorsement E-LOANA(01/02) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95,
A020RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates
GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IA(RP), GTCC-96(TORP), GTCC-
96(ORP), C-CDA(12/99), A007RC95 and A027RV95 · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.100)	Endorsement EMM(NY)457b-02 to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.101)	Endorsement EMMCC-00 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.102)	Endorsement EMM-OCPL-02 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99) · Incorporated by reference to Post-Effective Amendment No. 37 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.103)	Endorsement E-OCPL-02 to Contracts G-CDA-HF, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 14, 2004.
(4.104)	Endorsement EGITHDHF-02R to Contracts G-CDA-HF, G-CDA-HD, GIT-CDA-
HO · Incorporated by reference to Post-Effective Amendment No. 37 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 14, 2004.
(4.105)	Variable Annuity Contract Schedule I (A001RP95(1/98)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.106)	Variable Annuity Contract Schedule I (A020RV95(1/98)) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.107)	Roth Endorsement – E-R403B-05 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.108)	Roth Endorsement - E-R401K-06 · Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 14, 2006.
(4.109)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO,
G-CDA-HD and G-CDA-HF and Certificates GTCC-HO, GTCC-HD and GTCC-
HF · Incorporated by reference to Post-Effective Amendment No. 45 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 16, 2007.
(4.110)	Endorsement E-SDO-06 to Contracts G-CDA-HD, G,CDA-HF,
GSD-CDA-HO, GLID-CDA-HO and GID-CDA-HO · Incorporated by reference to
Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 16, 2007.
(4.111)	Form of Endorsement E-MMPRODB-08 to Contract G-CDA(12/99) and Certificate
C-CDA (12/99)
(5.1)	Variable Annuity Contract Application (300-MOP-02(05/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 10, 2002.
(5.2)	Variable Annuity Contract Application (710.00.16H(11/97)) · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-
1 (File No. 033-60477), as filed on April 15, 1996.
(5.3)	Variable Annuity Contract Application (710.00.16H(NY)(05/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 10, 2002.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002)
of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and
Annuity Company) · Incorporated by reference to ING Life Insurance and Annuity
Company annual report on Form 10-K (File No. 033-23376), as filed on March 28,
2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on
May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not applicable
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4,
1998.

(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13,
2001.
(8.3)	First Amendment dated November 17, 2000 to Fund Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance
and Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 13, 2001.
(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and
Annuity Company and Aetna Investment Services, LLC · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30,
1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.
· Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(8.7)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.8)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.

(8.9)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 13, 2004.
(8.10)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation
Agreement between ING Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.11)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and
American Century Investment Services · Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.12)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC
(formerly known as Aetna Investment Services, Inc.), ING Life Insurance and
Annuity Company (formerly known as Aetna Life Insurance and Annuity Company)
and American Century Investment Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 10, 2007.
(8.13)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among
ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.),
ING Life Insurance and Annuity Company (formerly known as Aetna Life
Insurance and Annuity Company) and American Century Investment Services, Inc.
· Incorporated by reference to Post-Effective Amendment No. 48 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.14)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.15)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.

(8.16)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 19, 1998.
(8.17)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.18)	(Retail) Selling and Service Agreement and Fund Participation Agreement dated as of May 7, 2004 between ING Life Insurance and Annuity Company, ING Insurance
Company of America, ING Financial Advisers, LLC and Edgewood Services, Inc.
(Hibernia) · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.19)	(Retail) Supplement to Selling and Service Agreement and Fund Participation
Agreement dated as of May 7, 2004 between Hibernia, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.20)	Rule 22c-2 Agreement dated April 9, 2007 and is effective as of October 16, 2007 between Capital One Funds, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.
(8.21)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company · Incorporated by reference to Post-Effective
Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 16, 2005.
(8.22)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company · Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November
21, 2006.

(8.23)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among American Funds Distributors, Inc., American Funds Service Company, ING
Life Insurance and Annuity Company, ReliaStar Life Insurance Company and
ReliaStar Life Insurance Company of New York
(8.24)	(Retail) Third Amendment effective February 1, 2007 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006 and on
November 1, 2006, by and among American Funds Distributors, Inc., American
Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York
(8.25)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.26)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.27)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 42 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.28)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.29)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between
Federated Services Company, Federated Distributors, Wachovia Bank, NA and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.30)	(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated
Administrative Services for the Wachovia Funds and the Wachovia Municipal
Funds and Aetna Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.31)	(Retail) First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services ·
Incorporated by reference to Post-Effective Amendment No. 23 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.32)	Rule 22c-2 Agreement dated April 16, 2007 and effective October 16, 2007 among
Evergreen Service Company, LLC, ING Life Insurance and Annuity Company, ING

National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.33)	Fund Participation Agreement dated February 1, 1994 and amended on December
15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(8.34)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-34370), as filed on September
29, 1997.
(8.35)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994, February
1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75964), as
filed on February 9, 1998.
(8.36)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.37)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.

(8.38)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May
1, 1998 between ING Life Insurance and Annuity Company (formerly known as
Aetna Life Insurance and Annuity Company), Variable Insurance Products Fund and
Fidelity Distributors Corporation
(8.39)	Fund Participation Agreement dated February 1, 1994 and amended on December
15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-
75964), as filed on February 11, 1997.
(8.40)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-34370), as filed on September
29, 1997.
(8.41)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form S-6 (File No. 033-75248), as filed on
February 24, 1998.
(8.42)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998
between Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.43)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.

(8.44)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna
Life Insurance and Annuity Company), Variable Insurance Products Fund II and
Fidelity Distributors Corporation
(8.45)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation · Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.46)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.47)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.48)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on November 21, 2006.
(8.49)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on November 21, 2006.
(8.50)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.51)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form
N-4 (File No. 333-85618), as filed on February 1, 2007.
(8.52)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance
and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007.
(8.53)	Amended and Restated Administrative Services Agreement executed as of October
3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006
(8.54)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.55)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.56)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.57)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.58)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.59)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.60)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.61)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.62)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.63)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.64)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 · Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.65)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.66)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 · Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.67)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service
Class Shares) dated November 27, 2001, as amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.68)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 · Incorporated by reference to Initial Registration Statement on
Form N-4 (File No.333-134760), as filed on June 6, 2006.
(8.69)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003 and November 1, 2004 · Incorporated by reference to Post Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216),
as filed on April 11, 2006.
(8.70)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002,
May 1, 2003, November 1, 2004 and April 29, 2005· Incorporated by reference to
Initial Registration Statement on Form N-4 (File No.333-134760), as filed on June
6, 2006.
(8.71)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on
June 6, 2006.

(8.72)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.73)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.74)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(8.75)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.76)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.77)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and
Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios,
Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.78)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc.
on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13,
2004.
(8.79)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.80)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.

(8.81)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.82)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.83)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February
11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna
Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 13, 2004.
(8.84)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.85)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2003.
(8.86)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.

(8.87)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.88)	Fund Participation Agreement effective December 8, 1997 among Janus Aspen
Series, Aetna Life Insurance and Annuity Company and Janus Capital Corporation ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 033-75992), as filed on December 31, 1997.
(8.89)	Amendment dated October 12, 1998 to Fund Participation Agreement dated
December 8, 1997 among Janus Aspen Series, Aetna Life Insurance and Annuity
Company and Janus Capital Corporation · Incorporated by reference to Post-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on December 14, 1998.
(8.90)	Second Amendment dated December 1, 1999 to Fund Participation Agreement dated
December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series,
Aetna Life Insurance and Annuity Company and Janus Capital Corporation ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.91)	Amendment dated as of August 1, 2000 to Fund Participation Agreement dated
December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among
Janus Aspen Series, Aetna Life Insurance and Annuity Company and Janus Capital
Corporation · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14,
2000.
(8.92)	Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.93)	Service Agreement effective December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
033-75992), as filed on December 31, 1997.
(8.94)	First Amendment dated August 1, 2000 to Service Agreement dated December 8,
1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 22 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14,
2000.

(8.95)	Distribution and Shareholder Services Agreement – Service Shares of Janus Aspen
Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 14, 2000.
(8.96)	Letter Agreement dated October 19, 2001 between Janus and ALIAC reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2002.
(8.97)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Janus Services LLC, Janus Distributors LLC, Janus Capital Management
LLC, Janus Aspen Series, ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Security Life of Denver Insurance
Company
(8.98)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of February 7, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Quasar Distributors, LLC , and Luther King Capital
Management Corporation · Incorporated by reference to Post-Effective Amendment
No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 20, 2006.
(8.99)	Rule 22c-2 Agreement dated March 23, 2007 and is effective October 16, 2007 between Quasar Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.
(8.100)	(Retail) Fund Participation Agreement between Aetna Life Insurance and Annuity
Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC · Incorporated by
reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-
4 (File No. 333-134760), as filed on April 12, 2007.
(8.101)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrator Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(8.102)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.103)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.104)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.105)	(Retail) Administrative Service Agreement dated May 25, 1994 between Aetna Life
Insurance and Annuity Company and Neuberger & Berman Management
Incorporated · Incorporated by reference to Post-Effective Amendment No. 44 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 20,
2006.
(8.106)	First Amendment to the Administrative Service Agreement dated as of March 1,
1995 between Aetna Life Insurance and Annuity Company and Neuberger &
Berman Management Incorporated · Incorporated by reference to Post-Effective
Amendment No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 20, 2006.
(8.107)	Second Amendment to the Administrative Service Agreement dated as of January 3,
1996 between Aetna Life Insurance and Annuity Company and Neuberger &
Berman Management Incorporated · Incorporated by reference to Post-Effective
Amendment No. 44 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 20, 2006.
(8.108)	Addendum to Agreements(s) dated October 1, 2001 between Aetna Life Insurance and Annuity Company and Neuberger & Berman Management Incorporated ·
Incorporated by reference to Post-Effective Amendment No. 44 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 20, 2006.
(8.109)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 1, 2007.

(8.110)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
April 16, 1997.
(8.111)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable
Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.112)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended
December 1, 1999 · Incorporated by reference to Post-Effective Amendment No.
39 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April
11, 2007.
(8.113)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004
(8.114)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
033-34370), as filed on April 16, 1997.
(8.115)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 23 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.116)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.117)	(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between
PAX World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 23 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.118)	Rule 22c-2 Agreement dated April 5, 2007 and is effective October 16, 2007 between PFPC Distributors, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life

Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.119)	Fund Participation Agreement dated May 1, 2007 by and among ING Life Insurance and Annuity Company, Premier VIT and Allianz Global Investors Distributors LLC
· Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.120)	Administrative Services Agreement dated May 1, 2007 between OpCap Advisors,
LLC and ING Life Insurance and Annuity Company and its affiliates · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form
N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.121)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.122)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company · Incorporated by reference to Post-Effective Amendment No.
38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.123)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.124)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.125)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.126)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer

Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1,
2001 · Incorporated by reference to Post-Effective Amendment No. 40 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13,
2005.
(8.127)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004
(8.128)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.129)	(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services,
Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 16, 2004.
(8.130)	(Retail) Amendment dated November 21, 2000 to Master Shareholder Services
Agreement effective as of August 28, 2000 among Franklin Templeton Distributors,
Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.131)	(Retail) Second Amendment effective as of February 1, 2002 to Master Shareholder
Services Agreement effective as of August 28, 2000 among Franklin Templeton
Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 16, 2004.
(8.132)	(Retail) Third Amendment effective as of May 1, 2004 to Master Shareholder
Services Agreement effective as of August 28, 2000, as amended on February 1,
2002 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor
Services, Inc., and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Pre-Effective Amendment No. 40 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 24, 2005.

(8.133)	(Retail) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton
Variable Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-134760), as filed on July 27, 2007.
(8.134)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.135)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.136)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(9)	Opinion and Consent of Counsel*
(10)	Consent of Independent Registered Public Accounting Firm*
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

*To be filed by Amendment

Item 25. Directors and Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor

Brian D. Comer[1]	President

Thomas J. McInerney[1]	Director and Chairman

Kathleen A. Murphy[1]	Director

Catherine H. Smith[1]	Director and Senior Vice President

Bridget M. Healy[2]	Director

Robert G. Leary[2]	Director

David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer

Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer

Sue A. Collins[1]	Senior Vice President and Chief Actuary

Boyd G. Combs[3]	Senior Vice President, Tax

Valerie G. Brown[3]	Senior Vice President

Shaun P. Mathews[4]	Senior Vice President

David S. Pendergrass[3]	Senior Vice President and Treasurer

Stephen J. Preston[5]	Senior Vice President

Harry N. Stout[5]	Senior Vice President

Christopher Abreu[1]	Vice President and Actuary

Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095

Pamela Mulvey Barcia[1]	Vice President

Ronald R. Barhorst[1]	Vice President

Bradley E. Barks[3]	Vice President

Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Ira S. Braunstein[3]	Vice President, Investments
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Bruce Campbell[1]	Vice President and Actuary
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
Teri A. Deehan[1]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[3]	Vice President, Investments

Stephen E. Gallant[3]	Vice President, Investments
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Saskia M. Goedhart[1]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
William H. Leslie, IV1	Vice President
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Barbara L. March[1]	Vice President
Richard T. Mason	Vice President
440 S. Warren St., Suite 300/702
Syracuse NY 13202
Gregory G. McGreevey[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments

Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Michael J. Pise[1]	Vice President
Deborah J. Prickett[6]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President

Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Maria C. Foster[8]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Edwina P. J. Steffer[8]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401
Glenn A. Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.

2	The principal business address of these directors is 230 Park Avenue, New York, New York 10169.

3	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

4	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.

5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

7	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-147534), as filed with the Securities and Exchange
Commission on January 31, 2008.

Item 27. Number of Contract Owners

As of December 31, 2007, there were 638,704 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by to or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).

Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940

Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Terran Titus[1]	Director and Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814

Dianne Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer

Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Stark	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$44,267,199.63
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2007.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company’s long- term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, has duly caused this
Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be
signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 15th day of February, 2008.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY (Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Brian D. Comer*
Brian D. Comer
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 46 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) February 15,
Thomas J. McInerney		) 2008
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

99-B.4.111	Form of Endorsement E-MMPRODB-08 Contract G-CDA (12/99) and
	Certificate C-CDA (12/99)	_______________

99-B.8.20	Rule 22c-2 Agreement dated April 9, 2007 and is effective as of
October 16, 2007 between Capital One Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of
	Denver Insurance Company and Systematized Benefits	_______________
Administrators Inc.

99-B.8.23	(Retail) Second Amendment effective November 1, 2006 to the
Participation Agreement dated January 1, 2003, and as amended on
January 3, 2006, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and
	ReliaStar Life Insurance Company of New York	_______________

99-B.8.24	(Retail) Third Amendment effective February 1, 2007 to the
Participation Agreement dated January 1, 2003, and as amended on
January 3, 2006 and on November 1, 2006, by and among
American Funds Distributors, Inc., American Funds Service
Company, ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company and ReliaStar Life Insurance Company of
	New York	_______________

99-B.8.38	Ninth Amendment dated as of August 15, 2007 to the Fund
Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1,
1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1,
1998 between ING Life Insurance and Annuity Company
(formerly known as Aetna Life Insurance and Annuity Company),
	Variable Insurance Products Fund and Fidelity Distributors	_______________
Corporation

99-B.8.44	Ninth Amendment dated as of August 15, 2007 to the Fund
Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1,
1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1,
1998 between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), Variable
	Insurance Products Fund II and Fidelity Distributors Corporation	_______________

Exhibit No.	Exhibit

99-B.8.97	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of
October 16, 2007 between Janus Services LLC, Janus Distributors
LLC, Janus Capital Management LLC, Janus Aspen Series, ING
Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Security Life of Denver
	Insurance Company	_______________

99-B.8.99	Rule 22c-2 Agreement dated March 23, 2007 and is effective
October 16, 2007 between Quasar Distributors, LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized
	Benefits Administrators Inc.	_______________

99-B.8.113	Third Amendment dated August 15, 2007 to Fund Participation
Agreement between ING Life Insurance and Annuity Company,
OppenheimerFunds, Inc. and Oppenheimer Variable Annuity
Account Funds dated March 11, 1997, and amended on December
	1, 1999 and May 1, 2004	_______________

99-B.8.127	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation Agreement between Pioneer Variable Contracts
Trust, ING Life Insurance and Annuity Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as
	amended on May 1, 2004	_______________

99-B.9	Opinion and Consent of Counsel	________*_______

99-B.10	Consent of Independent Registered Public Accounting Firm	________*_______

99-B.13.1	Powers of Attorney	_______________

* To be filed by amendment